Consolidated statements of income - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue Table
Health care services	€ 3,258,131,000	€ 3,532,449,000	€ 9,851,733,000	€ 10,950,405,000
Health care products	799,721,000	803,253,000	2,395,453,000	2,404,438,000
Revenue	4,057,852,000	4,335,702,000	12,247,186,000	13,354,843,000
Costs of revenue:
Health care services	2,415,140,000	2,544,047,000	7,380,034,000	7,801,947,000
Health care products	375,366,000	367,425,000	1,092,813,000	1,042,002,000
Costs of revenue	2,790,506,000	2,911,472,000	8,472,847,000	8,843,949,000
Gross Profit	1,267,346,000	1,424,230,000	3,774,339,000	4,510,894,000
Operating (income) expenses:
Selling, general and administrative	742,678,000	801,830,000	2,136,632,000	2,629,053,000
(Gain) loss related to divestiture of Care Coordination activities	9,806,000	598,000	829,860,000	5,145,000
Research and development	25,742,000	27,695,000	95,287,000	94,927,000
Income from equity method investees	(17,990,000)	(13,278,000)	(52,417,000)	(51,102,000)
Operating income	526,722,000	608,581,000	2,424,697,000	1,843,161,000
Other (income) expense:
Interest income	(9,776,000)	(12,384,000)	(29,880,000)	(35,201,000)
Interest expense	84,227,000	98,497,000	268,604,000	309,008,000
Income before income taxes	452,271,000	522,468,000	2,185,973,000	1,569,354,000
Income tax expense	103,709,000	151,529,000	452,543,000	483,617,000
Net income	348,562,000	370,939,000	1,733,430,000	1,085,737,000
Net income attributable to noncontrolling interests	63,948,000	61,663,000	176,280,000	199,601,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 284,614,000	€ 309,276,000	€ 1,557,150,000	€ 886,136,000
Basic earnings per share (in dollars per share)	€ 0.93	€ 1.01	€ 5.08	€ 2.89
Fully diluted earnings per share (in dollars per share)	€ 0.93	€ 1.01	€ 5.07	€ 2.89